INCOME TAXES (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Domestic	$(3,163)	$(1,675)	$(20,722)	$-
Foreign	63,955	54,050	65,133	9,078
Income Before Income Tax	$60,792	$52,375	$44,411	$9,078

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of the income tax expense (benefit), all of which is foreign, are as follows (in thousands):

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Current tax expense	$15,322	$17,006	$11,456	$2,342
Deferred tax expense (benefit)	(4,617)	(3,935)	(2,025)	-
Income tax expense	$10,705	$13,071	$9,431	$2,342

SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES)

Deferred taxes have been recognized for temporary differences and carryforwards that will have effects on income taxes payable or receivables in future years. The components of net deferred tax liabilities and assets are as follows (in thousands):

	December 31, 2020	December 31, 2019

Deferred Tax Assets
Property, plant and equipment	$3,819	$1,678
Net operating loss carryforward	7,263	6,932
Total deferred tax assets	11,082	8,610
Less: valuation allowance	(6,904)	(4,886)
Deferred tax assets, net of valuation allowance	$4,178	$3,724

Deferred Tax Liabilities
Property, plant and equipment	$(3,600)	$(4,911)
Intangible assets	(21,648)	(25,030)
Total deferred tax liabilities	(25,248)	(29,941)
Net deferred tax liability	$(21,070)	$(26,217)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Income tax at statutory rate (BVI and UAE 0%)	$-	$-	$-	$-
Foreign tax rate differential	10,782	12,848	8,328	2,147
Tax effect of adjustments to prior years current tax expense	1,348	(2,054)	-	195
Tax effect of adjustments to prior years deferred taxes	(2,234)	-	-	-
Reversal of tax liability on expiration of limitation period’	(1,206)	-	-	-
Effect of changes in valuation allowances	2,018	-	-	-
Unrecognized tax benefits	(3)	2,476	1,574
Other	-	(199)	(471)	-
Income tax expense	$10,705	$13,071	$9,431	$2,342

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

A summary of activity related to the net unrecognized tax benefits is as follows:

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Balance at beginning of period	$13,739	$8,341	$-	$4,837
Additions from tax positions adjusted in purchase accounting	-	1,072	6,767	-
Additions from tax positions related to the current period	4,599	1,376	1,324	-
Additions from tax positions related to prior periods	1,503	4,700	250	-
Reductions from tax positions related to earlier periods	(1,880)	(873)	-	-
Reductions on account of statute expiry	(1,206)
Settlement of tax positions	(1,156)	(877)	-	-
Balance at end of period	$15,599	$13,739	$8,341	$4,837